Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Jun. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Purchase Accounting Adjustment [Member]
Current assets:
Cash and cash equivalents	$ 124.0	$ 152.3	$ 173.5	$ 173.5
Short-term investments	69.3			0
Accounts receivable, net (Note 3)	215.5	208.1	219.1	219.1
Inventories (Note 3)	112.6	127.0	125.8	125.8
Taxes applicable to subsequent years	63.7	35.8	76.5	76.5
Regulatory assets, current (Note 4)	22.0	22.3	20.8	20.8
Other prepayments and current assets	40.6	35.2	36.2	36.2
Total current assets	647.7	580.7	651.9	651.9
Property, plant and equipment:
Property, plant and equipment	5,353.6	2,525.0	2,360.3	2,360.3
Less: Accumulated depreciation and amortization	(2,555.2)	(121.7)	(7.5)	(7.5)
Property, plant and equipment, net of depreciation	2,798.4	2,403.3	2,352.8	2,352.8
Construction work in process	119.7	145.2	152.3	152.3
Total net property, plant and equipment	2,918.1	2,548.5	2,505.1	2,505.1
Other noncurrent assets:
Regulatory assets, non-current (Note 4)	167.0	170.9	177.8	177.8
Goodwill	0	2,568.1	2,568.1	2,568.1
Intangible asset, net of amortization	2.7	98.3	142.4	142.4
Other deferred assets	77.8	42.3	51.8	51.8
Total other noncurrent assets	247.5	2,879.6	2,940.1	2,940.1
Total Assets	3,813.3	6,008.8	6,097.1	6,097.1
Current liabilities:
Current portion - long-term debt (Note 6)	297.5	0.4	0.4	0.4
Accounts payable	98.7	111.0	111.1	111.1
Accrued taxes	68.1	64.9	76.3	76.3
Accrued interest	18.4	32.0	30.2	30.2
Customer security deposits	18.7	16.5	15.9	15.9
Regulatory liabilities, current (Note 4)	10.0	0	0.5	0.5
Dividends payable		25.0	0
Insurance and claims costs		14.2	14.2
Other current liabilities	43.2	60.3	61.1	61.1
Total current liabilities	554.6	324.3	309.7	295.5
Noncurrent liabilities:
Long-term debt (Note 6)	1,026.6	2,619.2	2,628.9	2,628.9
Deferred taxes (Note 7)	623.1	497.9	505.7	505.7
Taxes Payable		56.4	96.9
Regulatory liabilities, non-current (Note 4)	114.0	118.2	118.6	118.6
Pension, retiree and other benefits	64.9	47.2	47.5	47.5
Derivative liability		42.2	36.9
Unamortized investment tax credit	32.4	3.5	3.6	3.6
Insurance and claims costs	10.1			14.2
Other deferred credits	146.2	94.2	100.2	234.0
Total noncurrent liabilities	2,017.3	3,478.8	3,538.3	3,552.5
Redeemable preferred stock	22.9	18.4	18.4	18.4
Commitments and contingencies (Note 12)
Common shareholders' equity:
Common stock, at par value of $0.01 per share:	1.2			0
Warrants	2.7			0
Common stock held by employee plans	(12.5)			0
Other paid-in capital	0	2,236.6	2,237.3	2,237.3
Accumulated other comprehensive loss	(18.9)	(6.8)	(0.4)	(0.4)
Retained earnings	1,246.0	(42.5)	(6.2)	(6.2)
Total common shareholders' equity	1,218.5	2,187.3	2,230.7	2,230.7
Total Liabilities and Shareholders' Equity	$ 3,813.3	$ 6,008.8	$ 6,097.1	$ 6,097.1